UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00126

ALLIANCEBERNSTEIN GROWTH AND INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2014

Date of reporting period: January 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Growth & Income Fund

Portfolio of Investments

January 31, 2014 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 91.9%
Financials - 23.7%
Capital Markets - 4.7%
BlackRock, Inc.-Class A	73,024	$21,941,521
Goldman Sachs Group, Inc. (The)	117,490	19,282,459
State Street Corp.	515,350	34,502,683

		75,726,663

Commercial Banks - 2.7%
Wells Fargo & Co.	976,410	44,270,429

Consumer Finance - 0.6%
Capital One Financial Corp.	131,320	9,272,505

Diversified Financial Services - 8.2%
Berkshire Hathaway, Inc.-Class B (a)	635,630	70,936,308
IntercontinentalExchange Group, Inc.	113,397	23,676,160
JPMorgan Chase & Co.	704,370	38,993,923

		133,606,391

Insurance - 7.5%
ACE Ltd.	288,250	27,040,732
Aflac, Inc.	93,120	5,846,074
Allstate Corp. (The)	283,160	14,497,792
AON PLC	381,650	30,707,559
Brown & Brown, Inc.	318,050	10,015,395
Hartford Financial Services Group, Inc.	437,400	14,543,550
MetLife, Inc.	117,638	5,770,144
Travelers Cos., Inc. (The)	153,180	12,450,470

		120,871,716

		383,747,704

Health Care - 16.9%
Biotechnology - 0.8%
Amgen, Inc.	105,198	12,513,302

Health Care Equipment & Supplies - 2.0%
Abbott Laboratories	698,400	25,603,344
Zimmer Holdings, Inc.	70,780	6,651,196

		32,254,540

Health Care Providers & Services - 5.9%
CIGNA Corp.	82,980	7,162,004
Express Scripts Holding Co. (a)	92,800	6,931,232
Humana, Inc.	100,220	9,751,406
McKesson Corp.	94,180	16,425,934
UnitedHealth Group, Inc.	757,220	54,731,861

		95,002,437

Pharmaceuticals - 8.2%
Merck & Co., Inc.	818,710	43,367,069
Pfizer, Inc.	1,779,620	54,100,448
Roche Holding AG (Sponsored ADR)	523,830	35,934,738

		133,402,255

		273,172,534

Company	Shares	U.S. $ Value
Consumer Discretionary - 13.2%
Auto Components - 0.4%
Gentex Corp./MI	191,600	6,205,924

Internet & Catalog Retail - 2.7%
Liberty Interactive Corp.-Class A (a)	1,621,513	43,310,612

Leisure Equipment & Products - 0.3%
Mattel, Inc.	136,110	5,150,403

Media - 9.0%
Comcast Corp.-Class A	1,101,700	59,987,565
Scripps Networks Interactive, Inc.-Class A	350,200	25,396,504
Time Warner Cable, Inc.-Class A	89,542	11,933,262
Time Warner, Inc.	424,960	26,700,237
Viacom, Inc.-Class B	278,220	22,841,862

		146,859,430

Multiline Retail - 0.8%
Macy’s, Inc.	244,800	13,023,360

		214,549,729

Information Technology - 10.3%
Communications Equipment - 0.7%
Cisco Systems, Inc.	501,570	10,989,399

Computers & Peripherals - 3.3%
Apple, Inc.	78,681	39,387,709
NetApp, Inc.	348,460	14,753,796

		54,141,505

Electronic Equipment, Instruments & Components - 2.8%
Avnet, Inc.	293,080	12,036,796
FLIR Systems, Inc.	189,700	6,017,284
TE Connectivity Ltd.	476,520	26,928,145

		44,982,225

IT Services - 1.6%
Amdocs Ltd.	283,304	12,255,731
International Business Machines Corp.	52,350	9,249,198
NeuStar, Inc.-Class A (a)	127,970	4,336,903

		25,841,832

Semiconductors & Semiconductor Equipment - 1.0%
Maxim Integrated Products, Inc.	222,420	6,730,429
NVIDIA Corp.	588,280	9,235,996

		15,966,425

Software - 0.9%
Microsoft Corp.	379,510	14,364,453

		166,285,839

Energy - 9.6%
Energy Equipment & Services - 2.5%
National Oilwell Varco, Inc.	193,699	14,529,362
Schlumberger Ltd.	218,150	19,103,395
Transocean Ltd.	168,360	7,286,621

		40,919,378

Company	Shares	U.S. $ Value
Oil, Gas & Consumable Fuels - 7.1%
Anadarko Petroleum Corp.	131,580	10,617,190
Chevron Corp.	212,090	23,675,607
ConocoPhillips	187,110	12,152,795
Exxon Mobil Corp.	412,680	38,032,589
HollyFrontier Corp.	205,250	9,503,075
Marathon Oil Corp.	274,410	8,997,904
Occidental Petroleum Corp.	142,720	12,497,990

		115,477,150

		156,396,528

Industrials - 8.5%
Aerospace & Defense - 3.9%
Boeing Co. (The)	283,320	35,488,663
Raytheon Co.	287,890	27,369,702

		62,858,365

Airlines - 1.1%
Copa Holdings SA-Class A	86,090	11,251,963
Delta Air Lines, Inc.	196,290	6,008,437

		17,260,400

Industrial Conglomerates - 1.5%
General Electric Co.	988,250	24,834,722

Machinery - 2.0%
Actuant Corp.-Class A	503,900	17,243,458
Dover Corp.	101,890	8,819,599
Parker Hannifin Corp.	59,160	6,706,969

		32,770,026

		137,723,513

Telecommunication Services - 3.9%
Diversified Telecommunication Services - 3.9%
AT&T, Inc.	813,550	27,107,486
Verizon Communications, Inc.	752,580	36,138,892

		63,246,378

Consumer Staples - 3.7%
Food & Staples Retailing - 2.6%
CVS Caremark Corp.	622,554	42,159,357

Household Products - 1.1%
Energizer Holdings, Inc.	194,310	18,362,295

		60,521,652

Utilities - 1.2%
Electric Utilities - 1.2%
Great Plains Energy, Inc.	798,840	19,715,371

Materials - 0.9%
Paper & Forest Products - 0.9%
Domtar Corp.	137,670	14,787,135

Total Common Stocks (cost $1,171,564,322)		1,490,146,383

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 8.6%
Investment Companies - 8.6%
AllianceBernstein Fixed-Income Shares, Inc.-Government STIF Portfolio, 0.07% (b) (cost $139,441,545)	139,441,545	139,441,545

Total Investments - 100.5% (cost $1,311,005,867) (c)		1,629,587,928
Other assets less liabilities - (0.5)%		(7,883,116)

Net Assets - 100.0%		$1,621,704,812

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	As of January 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $333,700,532 and gross unrealized depreciation of investments was $(15,118,471), resulting in net unrealized appreciation of $318,582,061.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Growth & Income Fund

January 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2014:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$1,490,146,383		$	– 0	–	$	– 0	–	$1,490,146,383
Short-Term Investments	139,441,545			– 0	–		– 0	–	139,441,545

Total Investments in Securities	1,629,587,928			– 0	–		– 0	–	1,629,587,928
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total^	$1,629,587,928		$	– 0	–	$	– 0	–	$1,629,587,928

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Growth and Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 17, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 17, 2014

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	March 17, 2014